Average Annual Total Returns{- Fidelity Freedom Index 2025 Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-13 - Fidelity Freedom Index 2025 Fund	Investor Class Return Before Taxes Past 1 year	Investor Class Return Before Taxes Past 5 years	Investor Class Return Before Taxes Past 10 years	Investor Class After Taxes on Distributions Past 1 year	Investor Class After Taxes on Distributions Past 5 years	Investor Class After Taxes on Distributions Past 10 years	Investor Class After Taxes on Distributions and Sales Past 1 year	Investor Class After Taxes on Distributions and Sales Past 5 years	Investor Class After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1904 Past 1 year	F1904 Past 5 years	F1904 Past 10 years
Total	9.51%	10.35%	8.95%	8.78%	9.03%	8.00%	5.82%	7.83%	7.00%	28.71%	18.47%	16.55%	9.85%	10.52%	9.68%